Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 5,990,000	$ 4,321,456	$ 9,992,477
Accounts receivable:
Oil, natural gas liquid and natural gas sales	4,879,000	5,043,398	8,987,525
Joint interest owners and other	884,000	1,305,146	7,933,752
Related parties		279,043	562,634
Derivative financial instruments	8,538,000	33,218,474	31,045,260
Prepaid expenses and other	1,749,000	723,988	654,880
Total current assets	22,040,000	44,891,505	59,176,528
Oil and gas properties, net, using the successful efforts method of accounting	432,169,000	488,099,597	481,079,275
Oil and gas properties held for sale	18,120,000
Other property and equipment, net	1,963,000	2,223,399	2,366,013
Derivative financial instruments	315,000	2,864,372	12,713,295
Other noncurrent assets	2,185,000	1,580,000
Other noncurrent assets including deferred financing costs on bonds		3,364,621	3,608,331
Restricted certificates of deposit	78,000	77,397	125,980
Total assets	476,870,000	539,736,000	559,069,422
Current liabilities
Accounts payable	9,410,000	18,027,156	30,650,081
Accounts payable - related parties	175,000	44,848	192,187
Oil, natural gas liquid and natural gas sales payable	3,475,000	3,870,464	4,961,510
Accrued liabilities	12,450,000	8,276,085	11,605,120
Accrued liabilities - related parties	356,000	125,000
Current income tax payable	5,581,000
Derivative financial instruments	420,000
Total current liabilities	31,867,000	30,343,553	47,408,898
Long-term debt net of deferred financing costs on bonds	277,688,000	301,926,000
Long-term debt		303,710,512	264,613,529
Deferred tax liability		16,013,276	31,510,744
Other non-current liabilities	1,000,000	1,000,000	1,000,000
Equity warrant liability	5,738,000
Asset retirement obligations	2,636,000	7,487,501	6,834,615
Asset retirement obligations - Held for sale	4,505,000
Derivative financial instruments	78,000
Total liabilities	323,512,000	356,770,000	351,367,786
Commitments and contingencies
Stockholders' equity
Common stock		142,637,636	142,637,636
Additional paid-in capital	15,303,000	10,270,288	7,685,177
Accumulated other comprehensive loss		(760,366)	(772,633)
Retained (deficit) earnings	(4,583,000)	30,818,491	58,151,456
Total stockholders' equity	153,358,000	182,966,049	207,701,636
Total liabilities and stockholders' equity	476,870,000	539,736,000	$ 559,069,422
Class A Voting Common Stock
Stockholders' equity
Common stock	$ 142,638,000	142,637,636
Scenario, Previously Reported
Accounts receivable:
Total assets		541,520,891
Current liabilities
Total liabilities		358,554,842
Stockholders' equity
Total liabilities and stockholders' equity		$ 541,520,891